Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2023
Registrant Name	dei_EntityRegistrantName	ALLSPRING FUNDS TRUST
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2023
Prospectus Date	rr_ProspectusDate	Jul. 01, 2023
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
[The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The “Today” designation in the Fund’s name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 40% and 60%, respectively.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
At their discretion, the Fund’s portfolio managers may make changes to the Fund’s asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
40%
U.S. Large Cap
19%
U.S. Small Cap
5%
Real Estate
3%
International
10%
Emerging Markets
3%
Fixed Income Asset Classes
60%
U.S. Investment Grade Aggregate Bonds
49%
U.S. TIPs
5%
U.S. High Yield Corporate Bonds
3%
Emerging Market Bonds
3%
[2]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +7.97% Lowest Quarter: June 30, 2022 -8.23% Year-to-date total return as of March 31, 2023 is +3.28%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.17%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.33%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%	[3]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Dynamic Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.70%)	[4]
5 Years	rr_AverageAnnualReturnYear05	none	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[4]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	853
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,091
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,775
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	4.58%
Annual Return 2017	rr_AnnualReturn2017	10.78%
Annual Return 2018	rr_AnnualReturn2018	(2.33%)
Annual Return 2019	rr_AnnualReturn2019	14.67%
Annual Return 2020	rr_AnnualReturn2020	9.42%
Annual Return 2021	rr_AnnualReturn2021	7.94%
Annual Return 2022	rr_AnnualReturn2022	(15.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.28%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.28%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
1 Year	rr_AverageAnnualReturnYear01	(20.02%)
5 Years	rr_AverageAnnualReturnYear05	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(20.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.81%)
5 Years	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target Today Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	528
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	945
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,108
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	528
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	945
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,108
1 Year	rr_AverageAnnualReturnYear01	(16.49%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
95%
U.S. Large Cap
46%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
5%
U.S. Investment Grade Aggregate Bonds
5%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[8]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.18% Lowest Quarter: March 31, 2020 -17.03% Year-to-date total return as of March 31, 2023 is +5.59%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.97%)	[9]
5 Years	rr_AverageAnnualReturnYear05	5.31%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%	[9]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.45%)	[10]
5 Years	rr_AverageAnnualReturnYear05	none	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[10]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[11]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,531
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.36%
Annual Return 2017	rr_AnnualReturn2017	20.92%
Annual Return 2018	rr_AnnualReturn2018	(5.55%)
Annual Return 2019	rr_AnnualReturn2019	21.58%
Annual Return 2020	rr_AnnualReturn2020	13.53%
Annual Return 2021	rr_AnnualReturn2021	18.07%
Annual Return 2022	rr_AnnualReturn2022	(16.65%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.59%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.59%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.18%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.03%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(21.47%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(21.70%)
5 Years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.58%)
5 Years	rr_AverageAnnualReturnYear05	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2055 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,271
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,850
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,271
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,850
1 Year	rr_AverageAnnualReturnYear01	(17.85%)
5 Years	rr_AverageAnnualReturnYear05	4.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[13]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2060. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
95%
U.S. Large Cap
46%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
5%
U.S. Investment Grade Aggregate Bonds
5%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[14]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.11% Lowest Quarter: March 31, 2020 -17.22% Year-to-date total return as of March 31, 2023 is +5.58%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.01%)	[15],[16]
5 Years	rr_AverageAnnualReturnYear05	5.35%	[15],[16]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[15],[16]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Dynamic Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.45%)	[17]
5 Years	rr_AverageAnnualReturnYear05	none	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[17]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[18]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,880
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.69%
Annual Return 2017	rr_AnnualReturn2017	20.81%
Annual Return 2018	rr_AnnualReturn2018	(5.51%)
Annual Return 2019	rr_AnnualReturn2019	21.64%
Annual Return 2020	rr_AnnualReturn2020	12.92%
Annual Return 2021	rr_AnnualReturn2021	18.19%
Annual Return 2022	rr_AnnualReturn2022	(16.49%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.58%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.58%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(21.32%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(21.55%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.48%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2060 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	769
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,427
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,191
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	769
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,427
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,191
1 Year	rr_AverageAnnualReturnYear01	(17.75%)
5 Years	rr_AverageAnnualReturnYear05	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2065. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2065 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s estimated target allocations to various underlying portfolios as of the Fund’s inception.
Target Allocation[1]
Equity Asset Classes
95%
U.S. Large Cap
46%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
5%
U.S. Investment Grade Aggregate Bonds
5%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[20]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[21]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,142
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,138
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2065 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,072
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,017
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,423
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,072
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,017
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,423
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[23]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2015. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
45%
U.S. Large Cap
22%
U.S. Small Cap
5%
Real Estate
4%
International
11%
Emerging Markets
3%
Fixed Income Asset Classes
55%
U.S. Investment Grade Aggregate Bonds
47%
U.S. TIPs
5%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[24]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +8.62% Lowest Quarter: March 31, 2020 -8.80% Year-to-date total return as of March 31, 2023 is +3.59%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.16%)	[25]
5 Years	rr_AverageAnnualReturnYear05	3.07%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%	[25]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Dynamic Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.11%)	[26]
5 Years	rr_AverageAnnualReturnYear05	none	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[26]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[27]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[28]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,179
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	5.42%
Annual Return 2017	rr_AnnualReturn2017	13.17%
Annual Return 2018	rr_AnnualReturn2018	(3.15%)
Annual Return 2019	rr_AnnualReturn2019	16.42%
Annual Return 2020	rr_AnnualReturn2020	9.22%
Annual Return 2021	rr_AnnualReturn2021	9.75%
Annual Return 2022	rr_AnnualReturn2022	(15.37%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.59%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.59%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(20.23%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(20.55%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.92%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2015 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[28]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,505
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,118
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,505
1 Year	rr_AverageAnnualReturnYear01	(16.69%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[29]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2020. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
53%
U.S. Large Cap
25%
U.S. Small Cap
6%
Real Estate
5%
International
13%
Emerging Markets
4%
Fixed Income Asset Classes
47%
U.S. Investment Grade Aggregate Bonds
40%
U.S. TIPs
4%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[30]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +8.98% Lowest Quarter: March 31, 2020 -10.30% Year-to-date total return as of March 31, 2023 is +3.87%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.81%)	[31]
5 Years	rr_AverageAnnualReturnYear05	3.14%	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%	[31]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Dynamic Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.57%)	[32]
5 Years	rr_AverageAnnualReturnYear05	none	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[32]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[33]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[34]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	806
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,541
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	6.30%
Annual Return 2017	rr_AnnualReturn2017	14.89%
Annual Return 2018	rr_AnnualReturn2018	(3.41%)
Annual Return 2019	rr_AnnualReturn2019	17.56%
Annual Return 2020	rr_AnnualReturn2020	9.38%
Annual Return 2021	rr_AnnualReturn2021	11.45%
Annual Return 2022	rr_AnnualReturn2022	(16.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.87%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.87%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(21.12%)
5 Years	rr_AverageAnnualReturnYear05	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(21.34%)
5 Years	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.46%)
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2020 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[34]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	846
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	846
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,878
1 Year	rr_AverageAnnualReturnYear01	(17.61%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[35]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2025. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
61%
U.S. Large Cap
29%
U.S. Small Cap
7%
Real Estate
4%
International
16%
Emerging Markets
5%
Fixed Income Asset Classes
39%
U.S. Investment Grade Aggregate Bonds
33%
U.S. TIPs
3%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[36]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +10.81% Lowest Quarter: March 31, 2020 -11.82% Year-to-date total return as of March 31, 2023 is +4.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.13%)	[37]
5 Years	rr_AverageAnnualReturnYear05	3.75%	[37]
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%	[37]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Dynamic Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.13%)	[38]
5 Years	rr_AverageAnnualReturnYear05	none	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[38]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[39]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[40]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	6.48%
Annual Return 2017	rr_AnnualReturn2017	16.68%
Annual Return 2018	rr_AnnualReturn2018	(4.31%)
Annual Return 2019	rr_AnnualReturn2019	18.89%
Annual Return 2020	rr_AnnualReturn2020	11.07%
Annual Return 2021	rr_AnnualReturn2021	13.35%
Annual Return 2022	rr_AnnualReturn2022	(16.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.16%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.81%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(21.15%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(21.37%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.46%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2025 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[40]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	497
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,959
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	497
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,959
1 Year	rr_AverageAnnualReturnYear01	(15.78%)
5 Years	rr_AverageAnnualReturnYear05	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[41]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2030. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
71%
U.S. Large Cap
35%
U.S. Small Cap
9%
Real Estate
2%
International
19%
Emerging Markets
6%
Fixed Income Asset Classes
29%
U.S. Investment Grade Aggregate Bonds
26%
U.S. TIPs
1%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[42]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +11.98% Lowest Quarter: March 31, 2020 -13.18% Year-to-date total return as of March 31, 2023 is +4.64%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.96%)	[43]
5 Years	rr_AverageAnnualReturnYear05	4.17%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%	[43]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Dynamic Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.58%)	[44]
5 Years	rr_AverageAnnualReturnYear05	none	[44]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[44]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[45]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[46]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	794
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,479
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	6.92%
Annual Return 2017	rr_AnnualReturn2017	18.26%
Annual Return 2018	rr_AnnualReturn2018	(4.32%)
Annual Return 2019	rr_AnnualReturn2019	19.93%
Annual Return 2020	rr_AnnualReturn2020	12.63%
Annual Return 2021	rr_AnnualReturn2021	14.39%
Annual Return 2022	rr_AnnualReturn2022	(16.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.64%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.18%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(20.94%)
5 Years	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(21.29%)
5 Years	rr_AverageAnnualReturnYear05	1.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.24%)
5 Years	rr_AverageAnnualReturnYear05	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2030 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[46]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	821
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,818
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	467
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	821
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,818
1 Year	rr_AverageAnnualReturnYear01	(17.32%)
5 Years	rr_AverageAnnualReturnYear05	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[47]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2035. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
78%
U.S. Large Cap
39%
U.S. Small Cap
10%
Real Estate
0%
International
22%
Emerging Markets
7%
Fixed Income Asset Classes
22%
U.S. Investment Grade Aggregate Bonds
20%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[48]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.60% Lowest Quarter: March 31, 2020 -13.76% Year-to-date total return as of March 31, 2023 is +4.84%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.99%)	[49]
5 Years	rr_AverageAnnualReturnYear05	4.63%	[49]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[49]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Dynamic Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.76%)	[50]
5 Years	rr_AverageAnnualReturnYear05	none	[50]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[50]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[51]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[52]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,603
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.07%
Annual Return 2017	rr_AnnualReturn2017	19.74%
Annual Return 2018	rr_AnnualReturn2018	(4.55%)
Annual Return 2019	rr_AnnualReturn2019	20.60%
Annual Return 2020	rr_AnnualReturn2020	13.49%
Annual Return 2021	rr_AnnualReturn2021	15.06%
Annual Return 2022	rr_AnnualReturn2022	(16.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.84%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.84%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.76%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(21.14%)
5 Years	rr_AverageAnnualReturnYear05	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(21.47%)
5 Years	rr_AverageAnnualReturnYear05	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.32%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2035 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[52]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,939
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	492
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	872
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,939
1 Year	rr_AverageAnnualReturnYear01	(16.88%)
5 Years	rr_AverageAnnualReturnYear05	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[53]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2040. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
83%
U.S. Large Cap
41%
U.S. Small Cap
10%
Real Estate
0%
International
25%
Emerging Markets
7%
Fixed Income Asset Classes
17%
U.S. Investment Grade Aggregate Bonds
15%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[54]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.76% Lowest Quarter: March 31, 2020 -15.00% Year-to-date total return as of March 31, 2023 is +5.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.56%)	[55]
5 Years	rr_AverageAnnualReturnYear05	4.97%	[55]
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%	[55]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Dynamic Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.97%)	[56]
5 Years	rr_AverageAnnualReturnYear05	none	[56]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[56]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[57]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[58]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	795
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	971
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,483
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.12%
Annual Return 2017	rr_AnnualReturn2017	20.47%
Annual Return 2018	rr_AnnualReturn2018	(4.87%)
Annual Return 2019	rr_AnnualReturn2019	21.00%
Annual Return 2020	rr_AnnualReturn2020	12.81%
Annual Return 2021	rr_AnnualReturn2021	15.96%
Annual Return 2022	rr_AnnualReturn2022	(16.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.16%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.00%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(21.68%)
5 Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(22.16%)
5 Years	rr_AverageAnnualReturnYear05	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.62%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2040 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[58]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	822
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,821
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	468
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	822
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,821
1 Year	rr_AverageAnnualReturnYear01	(18.18%)
5 Years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[59]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2045. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
88%
U.S. Large Cap
43%
U.S. Small Cap
11%
Real Estate
0%
International
26%
Emerging Markets
8%
Fixed Income Asset Classes
12%
U.S. Investment Grade Aggregate Bonds
10%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[60]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +13.46% Lowest Quarter: March 31, 2020 -16.45% Year-to-date total return as of March 31, 2023 is +5.43%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.84%)	[61]
5 Years	rr_AverageAnnualReturnYear05	5.16%	[61]
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%	[61]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Dynamic Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.20%)	[62]
5 Years	rr_AverageAnnualReturnYear05	none	[62]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[62]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[63]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[64]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	859
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,104
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,805
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.42%
Annual Return 2017	rr_AnnualReturn2017	20.87%
Annual Return 2018	rr_AnnualReturn2018	(5.40%)
Annual Return 2019	rr_AnnualReturn2019	21.64%
Annual Return 2020	rr_AnnualReturn2020	12.94%
Annual Return 2021	rr_AnnualReturn2021	17.19%
Annual Return 2022	rr_AnnualReturn2022	(16.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.43%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.43%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.45%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(21.60%)
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(22.03%)
5 Years	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.51%)
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2045 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[64]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	534
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	957
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	534
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	957
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,137
1 Year	rr_AverageAnnualReturnYear01	(17.77%)
5 Years	rr_AverageAnnualReturnYear05	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  93 and 94 of the Prospectus and “Additional Purchase and Redemption Information” on page  89 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 131  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[65]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2050. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
94%
U.S. Large Cap
45%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
6%
U.S. Investment Grade Aggregate Bonds
6%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[66]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.20% Lowest Quarter: March 31, 2020 -17.12% Year-to-date total return as of March 31, 2023 is +5.57%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.97%)	[67]
5 Years	rr_AverageAnnualReturnYear05	5.26%	[67]
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%	[67]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Dynamic Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.43%)	[68]
5 Years	rr_AverageAnnualReturnYear05	none	[68]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[68]
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[69]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[70]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,054
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,684
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.43%
Annual Return 2017	rr_AnnualReturn2017	20.86%
Annual Return 2018	rr_AnnualReturn2018	(5.56%)
Annual Return 2019	rr_AnnualReturn2019	21.65%
Annual Return 2020	rr_AnnualReturn2020	13.12%
Annual Return 2021	rr_AnnualReturn2021	18.11%
Annual Return 2022	rr_AnnualReturn2022	(16.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.57%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.57%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(21.70%)
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(22.19%)
5 Years	rr_AverageAnnualReturnYear05	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.59%)
5 Years	rr_AverageAnnualReturnYear05	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Classes A and C) | (Allspring Dynamic Target 2050 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[70]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	509
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	906
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	509
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	906
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,019
1 Year	rr_AverageAnnualReturnYear01	(18.20%)
5 Years	rr_AverageAnnualReturnYear05	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[71]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
[The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The “Today” designation in the Fund’s name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 40% and 60%, respectively.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
At their discretion, the Fund’s portfolio managers may make changes to the Fund’s asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
40%
U.S. Large Cap
19%
U.S. Small Cap
5%
Real Estate
3%
International
10%
Emerging Markets
3%
Fixed Income Asset Classes
60%
U.S. Investment Grade Aggregate Bonds
49%
U.S. TIPs
5%
U.S. High Yield Corporate Bonds
3%
Emerging Market Bonds
3%
[72]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +7.95% Lowest Quarter: June 30, 2022 -8.21% Year-to-date total return as of March 31, 2023 is +3.48%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.17%)	[73]
5 Years	rr_AverageAnnualReturnYear05	2.33%	[73]
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%	[73]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Dynamic Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.70%)	[74]
5 Years	rr_AverageAnnualReturnYear05	none	[74]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[74]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target Today Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[75]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 953
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	5.01%
Annual Return 2017	rr_AnnualReturn2017	11.01%
Annual Return 2018	rr_AnnualReturn2018	(2.11%)
Annual Return 2019	rr_AnnualReturn2019	14.99%
Annual Return 2020	rr_AnnualReturn2020	9.86%
Annual Return 2021	rr_AnnualReturn2021	8.28%
Annual Return 2022	rr_AnnualReturn2022	(14.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.48%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.48%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.21%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
1 Year	rr_AverageAnnualReturnYear01	(14.91%)
5 Years	rr_AverageAnnualReturnYear05	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[76]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
95%
U.S. Large Cap
46%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
5%
U.S. Investment Grade Aggregate Bonds
5%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[77]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.20% Lowest Quarter: March 31, 2020 -16.89% Year-to-date total return as of March 31, 2023 is +5.64%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.97%)	[78]
5 Years	rr_AverageAnnualReturnYear05	5.31%	[78]
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%	[78]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.45%)	[79]
5 Years	rr_AverageAnnualReturnYear05	none	[79]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[79]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2055 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[80]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.72%
Annual Return 2017	rr_AnnualReturn2017	21.17%
Annual Return 2018	rr_AnnualReturn2018	(5.18%)
Annual Return 2019	rr_AnnualReturn2019	21.87%
Annual Return 2020	rr_AnnualReturn2020	13.88%
Annual Return 2021	rr_AnnualReturn2021	18.42%
Annual Return 2022	rr_AnnualReturn2022	(16.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.64%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.39%)
5 Years	rr_AverageAnnualReturnYear05	5.43%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[81]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2060. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
95%
U.S. Large Cap
46%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
5%
U.S. Investment Grade Aggregate Bonds
5%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[82]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.15% Lowest Quarter: March 31, 2020 -17.20% Year-to-date total return as of March 31, 2023 is +5.52%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.01%)	[83],[84]
5 Years	rr_AverageAnnualReturnYear05	5.35%	[83],[84]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[83],[84]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Dynamic Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.45%)	[85]
5 Years	rr_AverageAnnualReturnYear05	none	[85]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[85]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2060 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[86]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	906
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,160
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.84%
Annual Return 2017	rr_AnnualReturn2017	21.30%
Annual Return 2018	rr_AnnualReturn2018	(5.31%)
Annual Return 2019	rr_AnnualReturn2019	22.04%
Annual Return 2020	rr_AnnualReturn2020	13.30%
Annual Return 2021	rr_AnnualReturn2021	18.57%
Annual Return 2022	rr_AnnualReturn2022	(16.24%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.52%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.24%)
5 Years	rr_AverageAnnualReturnYear05	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2065. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2065 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s estimated target allocations to various underlying portfolios as of the Fund’s inception.
Target Allocation[1]
Equity Asset Classes
95%
U.S. Large Cap
46%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
5%
U.S. Investment Grade Aggregate Bonds
5%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[87]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2065 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.24%	[88]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[89]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	768
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,528
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,534
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[90]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2015. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
45%
U.S. Large Cap
22%
U.S. Small Cap
5%
Real Estate
4%
International
11%
Emerging Markets
3%
Fixed Income Asset Classes
55%
U.S. Investment Grade Aggregate Bonds
47%
U.S. TIPs
5%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[91]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +8.62% Lowest Quarter: June 30, 2022 -8.67% Year-to-date total return as of March 31, 2023 is +3.66%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.16%)	[92]
5 Years	rr_AverageAnnualReturnYear05	3.07%	[92]
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%	[92]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Dynamic Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.11%)	[93]
5 Years	rr_AverageAnnualReturnYear05	none	[93]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[93]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2015 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[94]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,384
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	5.73%
Annual Return 2017	rr_AnnualReturn2017	13.60%
Annual Return 2018	rr_AnnualReturn2018	(2.96%)
Annual Return 2019	rr_AnnualReturn2019	16.76%
Annual Return 2020	rr_AnnualReturn2020	9.53%
Annual Return 2021	rr_AnnualReturn2021	10.12%
Annual Return 2022	rr_AnnualReturn2022	(15.37%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.66%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.66%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
1 Year	rr_AverageAnnualReturnYear01	(15.37%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[95]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2020. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
53%
U.S. Large Cap
25%
U.S. Small Cap
6%
Real Estate
5%
International
13%
Emerging Markets
4%
Fixed Income Asset Classes
47%
U.S. Investment Grade Aggregate Bonds
40%
U.S. TIPs
4%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[96]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +9.14% Lowest Quarter: March 31, 2020 -10.25% Year-to-date total return as of March 31, 2023 is +3.83%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.81%)	[97]
5 Years	rr_AverageAnnualReturnYear05	3.14%	[97]
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%	[97]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Dynamic Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.57%)	[98]
5 Years	rr_AverageAnnualReturnYear05	none	[98]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[98]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2020 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[99]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	295
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 698
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	6.63%
Annual Return 2017	rr_AnnualReturn2017	15.12%
Annual Return 2018	rr_AnnualReturn2018	(3.07%)
Annual Return 2019	rr_AnnualReturn2019	17.86%
Annual Return 2020	rr_AnnualReturn2020	9.79%
Annual Return 2021	rr_AnnualReturn2021	11.82%
Annual Return 2022	rr_AnnualReturn2022	(16.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.83%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.83%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.14%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.11%)
5 Years	rr_AverageAnnualReturnYear05	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[100]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2025. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
61%
U.S. Large Cap
29%
U.S. Small Cap
7%
Real Estate
4%
International
16%
Emerging Markets
5%
Fixed Income Asset Classes
39%
U.S. Investment Grade Aggregate Bonds
33%
U.S. TIPs
3%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[101]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +10.85% Lowest Quarter: March 31, 2020 -11.68% Year-to-date total return as of March 31, 2023 is +4.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.13%)	[102]
5 Years	rr_AverageAnnualReturnYear05	3.75%	[102]
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%	[102]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Dynamic Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.13%)	[103]
5 Years	rr_AverageAnnualReturnYear05	none	[103]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[103]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2025 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[104]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	174
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	331
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 787
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	6.81%
Annual Return 2017	rr_AnnualReturn2017	16.96%
Annual Return 2018	rr_AnnualReturn2018	(4.02%)
Annual Return 2019	rr_AnnualReturn2019	19.16%
Annual Return 2020	rr_AnnualReturn2020	11.45%
Annual Return 2021	rr_AnnualReturn2021	13.66%
Annual Return 2022	rr_AnnualReturn2022	(16.08%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.85%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.08%)
5 Years	rr_AverageAnnualReturnYear05	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[105]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2030. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
71%
U.S. Large Cap
35%
U.S. Small Cap
9%
Real Estate
2%
International
19%
Emerging Markets
6%
Fixed Income Asset Classes
29%
U.S. Investment Grade Aggregate Bonds
26%
U.S. TIPs
1%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[106]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.10% Lowest Quarter: March 31, 2020 -13.10% Year-to-date total return as of March 31, 2023 is +4.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.96%)	[107]
5 Years	rr_AverageAnnualReturnYear05	4.17%	[107]
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%	[107]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Dynamic Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.58%)	[108]
5 Years	rr_AverageAnnualReturnYear05	none	[108]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[108]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2030 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[109]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	268
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 631
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.22%
Annual Return 2017	rr_AnnualReturn2017	18.61%
Annual Return 2018	rr_AnnualReturn2018	(4.12%)
Annual Return 2019	rr_AnnualReturn2019	20.35%
Annual Return 2020	rr_AnnualReturn2020	12.97%
Annual Return 2021	rr_AnnualReturn2021	14.75%
Annual Return 2022	rr_AnnualReturn2022	(15.85%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.79%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.79%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(15.85%)
5 Years	rr_AverageAnnualReturnYear05	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[110]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2035. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
78%
U.S. Large Cap
39%
U.S. Small Cap
10%
Real Estate
0%
International
22%
Emerging Markets
7%
Fixed Income Asset Classes
22%
U.S. Investment Grade Aggregate Bonds
20%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[111]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.73% Lowest Quarter: March 31, 2020 -13.69% Year-to-date total return as of March 31, 2023 is +4.99%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.99%)	[112]
5 Years	rr_AverageAnnualReturnYear05	4.63%	[112]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[112]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Dynamic Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.76%)	[113]
5 Years	rr_AverageAnnualReturnYear05	none	[113]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[113]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2035 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[114]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	322
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 765
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.39%
Annual Return 2017	rr_AnnualReturn2017	20.00%
Annual Return 2018	rr_AnnualReturn2018	(4.26%)
Annual Return 2019	rr_AnnualReturn2019	20.97%
Annual Return 2020	rr_AnnualReturn2020	13.90%
Annual Return 2021	rr_AnnualReturn2021	15.35%
Annual Return 2022	rr_AnnualReturn2022	(16.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.99%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.99%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.73%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.10%)
5 Years	rr_AverageAnnualReturnYear05	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[115]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2040. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
83%
U.S. Large Cap
41%
U.S. Small Cap
10%
Real Estate
0%
International
25%
Emerging Markets
7%
Fixed Income Asset Classes
17%
U.S. Investment Grade Aggregate Bonds
15%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[116]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.87% Lowest Quarter: March 31, 2020 -14.97% Year-to-date total return as of March 31, 2023 is +5.19%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.56%)	[117]
5 Years	rr_AverageAnnualReturnYear05	4.97%	[117]
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%	[117]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Dynamic Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.97%)	[118]
5 Years	rr_AverageAnnualReturnYear05	none	[118]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[118]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2040 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[119]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	268
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 631
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.57%
Annual Return 2017	rr_AnnualReturn2017	20.77%
Annual Return 2018	rr_AnnualReturn2018	(4.53%)
Annual Return 2019	rr_AnnualReturn2019	21.43%
Annual Return 2020	rr_AnnualReturn2020	13.11%
Annual Return 2021	rr_AnnualReturn2021	16.25%
Annual Return 2022	rr_AnnualReturn2022	(16.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.19%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.19%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.97%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.56%)
5 Years	rr_AverageAnnualReturnYear05	4.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[120]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2045. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
88%
U.S. Large Cap
43%
U.S. Small Cap
11%
Real Estate
0%
International
26%
Emerging Markets
8%
Fixed Income Asset Classes
12%
U.S. Investment Grade Aggregate Bonds
10%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[121]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +13.60% Lowest Quarter: March 31, 2020 -16.35% Year-to-date total return as of March 31, 2023 is +5.47%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.84%)	[122]
5 Years	rr_AverageAnnualReturnYear05	5.16%	[122]
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%	[122]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Dynamic Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.20%)	[123]
5 Years	rr_AverageAnnualReturnYear05	none	[123]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[123]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2045 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[124]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	213
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	412
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 986
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.67%
Annual Return 2017	rr_AnnualReturn2017	21.20%
Annual Return 2018	rr_AnnualReturn2018	(5.02%)
Annual Return 2019	rr_AnnualReturn2019	21.87%
Annual Return 2020	rr_AnnualReturn2020	13.40%
Annual Return 2021	rr_AnnualReturn2021	17.45%
Annual Return 2022	rr_AnnualReturn2022	(16.50%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.47%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.47%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.50%)
5 Years	rr_AverageAnnualReturnYear05	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[125]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2050. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
94%
U.S. Large Cap
45%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
6%
U.S. Investment Grade Aggregate Bonds
6%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[126]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.27% Lowest Quarter: March 31, 2020 -17.08% Year-to-date total return as of March 31, 2023 is +5.62%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.97%)	[127]
5 Years	rr_AverageAnnualReturnYear05	5.26%	[127]
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%	[127]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Dynamic Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.43%)	[128]
5 Years	rr_AverageAnnualReturnYear05	none	[128]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[128]
(Allspring Target Date Retirement Funds - Class R4) | (Allspring Dynamic Target 2050 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[129]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	358
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 854
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.69%
Annual Return 2017	rr_AnnualReturn2017	21.26%
Annual Return 2018	rr_AnnualReturn2018	(5.28%)
Annual Return 2019	rr_AnnualReturn2019	21.98%
Annual Return 2020	rr_AnnualReturn2020	13.51%
Annual Return 2021	rr_AnnualReturn2021	18.45%
Annual Return 2022	rr_AnnualReturn2022	(16.64%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.62%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.62%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.08%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.64%)
5 Years	rr_AverageAnnualReturnYear05	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[130]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
[The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The “Today” designation in the Fund’s name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 40% and 60%, respectively.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
At their discretion, the Fund’s portfolio managers may make changes to the Fund’s asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
40%
U.S. Large Cap
19%
U.S. Small Cap
5%
Real Estate
3%
International
10%
Emerging Markets
3%
Fixed Income Asset Classes
60%
U.S. Investment Grade Aggregate Bonds
49%
U.S. TIPs
5%
U.S. High Yield Corporate Bonds
3%
Emerging Market Bonds
3%
[131]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +8.05% Lowest Quarter: June 30, 2022 -8.11% Year-to-date total return as of March 31, 2023 is +3.47%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.17%)	[132]
5 Years	rr_AverageAnnualReturnYear05	2.33%	[132]
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%	[132]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Dynamic Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.70%)	[133]
5 Years	rr_AverageAnnualReturnYear05	none	[133]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[133]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target Today Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[134]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	159
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 773
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	5.17%
Annual Return 2017	rr_AnnualReturn2017	11.17%
Annual Return 2018	rr_AnnualReturn2018	(1.95%)
Annual Return 2019	rr_AnnualReturn2019	15.16%
Annual Return 2020	rr_AnnualReturn2020	10.02%
Annual Return 2021	rr_AnnualReturn2021	8.42%
Annual Return 2022	rr_AnnualReturn2022	(14.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.47%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.47%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
1 Year	rr_AverageAnnualReturnYear01	(14.71%)
5 Years	rr_AverageAnnualReturnYear05	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[135]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
95%
U.S. Large Cap
46%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
5%
U.S. Investment Grade Aggregate Bonds
5%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[136]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.34% Lowest Quarter: March 31, 2020 -16.89% Year-to-date total return as of March 31, 2023 is +5.63%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.97%)	[137]
5 Years	rr_AverageAnnualReturnYear05	5.31%	[137]
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%	[137]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.45%)	[138]
5 Years	rr_AverageAnnualReturnYear05	none	[138]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[138]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2055 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[139]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	663
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,612
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.87%
Annual Return 2017	rr_AnnualReturn2017	21.44%
Annual Return 2018	rr_AnnualReturn2018	(5.18%)
Annual Return 2019	rr_AnnualReturn2019	22.18%
Annual Return 2020	rr_AnnualReturn2020	14.12%
Annual Return 2021	rr_AnnualReturn2021	18.56%
Annual Return 2022	rr_AnnualReturn2022	(16.25%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.63%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.25%)
5 Years	rr_AverageAnnualReturnYear05	5.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[140]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2060. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
95%
U.S. Large Cap
46%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
5%
U.S. Investment Grade Aggregate Bonds
5%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[141]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.18% Lowest Quarter: March 31, 2020 -17.18% Year-to-date total return as of March 31, 2023 is +5.60%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.01%)	[142],[143]
5 Years	rr_AverageAnnualReturnYear05	5.35%	[142],[143]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[142],[143]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Dynamic Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.45%)	[144]
5 Years	rr_AverageAnnualReturnYear05	none	[144]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[144]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2060 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[145]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,999
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.99%
Annual Return 2017	rr_AnnualReturn2017	21.47%
Annual Return 2018	rr_AnnualReturn2018	(5.06%)
Annual Return 2019	rr_AnnualReturn2019	22.18%
Annual Return 2020	rr_AnnualReturn2020	13.43%
Annual Return 2021	rr_AnnualReturn2021	18.71%
Annual Return 2022	rr_AnnualReturn2022	(16.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.60%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.60%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.18%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.18%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.12%)
5 Years	rr_AverageAnnualReturnYear05	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2065. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2065 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s estimated target allocations to various underlying portfolios as of the Fund’s inception.
Target Allocation[1]
Equity Asset Classes
95%
U.S. Large Cap
46%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
5%
U.S. Investment Grade Aggregate Bonds
5%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[146]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2065 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.09%	[147]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[148]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,153
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[149]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2015. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
45%
U.S. Large Cap
22%
U.S. Small Cap
5%
Real Estate
4%
International
11%
Emerging Markets
3%
Fixed Income Asset Classes
55%
U.S. Investment Grade Aggregate Bonds
47%
U.S. TIPs
5%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[150]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +8.72% Lowest Quarter: March 31, 2020 -8.62% Year-to-date total return as of March 31, 2023 is +3.68%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.16%)	[151]
5 Years	rr_AverageAnnualReturnYear05	3.07%	[151]
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%	[151]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Dynamic Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.11%)	[152]
5 Years	rr_AverageAnnualReturnYear05	none	[152]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[152]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2015 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[153]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	495
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,211
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	5.89%
Annual Return 2017	rr_AnnualReturn2017	13.76%
Annual Return 2018	rr_AnnualReturn2018	(2.81%)
Annual Return 2019	rr_AnnualReturn2019	16.92%
Annual Return 2020	rr_AnnualReturn2020	9.68%
Annual Return 2021	rr_AnnualReturn2021	10.36%
Annual Return 2022	rr_AnnualReturn2022	(15.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.68%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.68%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.62%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(15.00%)
5 Years	rr_AverageAnnualReturnYear05	3.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[154]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2020. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
53%
U.S. Large Cap
25%
U.S. Small Cap
6%
Real Estate
5%
International
13%
Emerging Markets
4%
Fixed Income Asset Classes
47%
U.S. Investment Grade Aggregate Bonds
40%
U.S. TIPs
4%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[155]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +9.13% Lowest Quarter: March 31, 2020 -10.24% Year-to-date total return as of March 31, 2023 is +3.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.81%)	[156]
5 Years	rr_AverageAnnualReturnYear05	3.14%	[156]
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%	[156]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Dynamic Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.57%)	[157]
5 Years	rr_AverageAnnualReturnYear05	none	[157]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[157]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2020 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[158]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 514
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	6.78%
Annual Return 2017	rr_AnnualReturn2017	15.39%
Annual Return 2018	rr_AnnualReturn2018	(3.01%)
Annual Return 2019	rr_AnnualReturn2019	18.14%
Annual Return 2020	rr_AnnualReturn2020	9.94%
Annual Return 2021	rr_AnnualReturn2021	11.87%
Annual Return 2022	rr_AnnualReturn2022	(15.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.93%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.13%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(15.99%)
5 Years	rr_AverageAnnualReturnYear05	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[159]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2025. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
61%
U.S. Large Cap
29%
U.S. Small Cap
7%
Real Estate
4%
International
16%
Emerging Markets
5%
Fixed Income Asset Classes
39%
U.S. Investment Grade Aggregate Bonds
33%
U.S. TIPs
3%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[160]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +10.84% Lowest Quarter: March 31, 2020 -11.59% Year-to-date total return as of March 31, 2023 is +4.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.13%)	[161]
5 Years	rr_AverageAnnualReturnYear05	3.75%	[161]
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%	[161]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Dynamic Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.13%)	[162]
5 Years	rr_AverageAnnualReturnYear05	none	[162]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[162]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2025 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[163]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	126
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	248
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 605
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	6.96%
Annual Return 2017	rr_AnnualReturn2017	17.12%
Annual Return 2018	rr_AnnualReturn2018	(3.87%)
Annual Return 2019	rr_AnnualReturn2019	19.33%
Annual Return 2020	rr_AnnualReturn2020	11.69%
Annual Return 2021	rr_AnnualReturn2021	13.81%
Annual Return 2022	rr_AnnualReturn2022	(15.93%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.84%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(15.93%)
5 Years	rr_AverageAnnualReturnYear05	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[164]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2030. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
71%
U.S. Large Cap
35%
U.S. Small Cap
9%
Real Estate
2%
International
19%
Emerging Markets
6%
Fixed Income Asset Classes
29%
U.S. Investment Grade Aggregate Bonds
26%
U.S. TIPs
1%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[165]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.09% Lowest Quarter: March 31, 2020 -13.01% Year-to-date total return as of March 31, 2023 is +4.78%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.96%)	[166]
5 Years	rr_AverageAnnualReturnYear05	4.17%	[166]
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%	[166]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Dynamic Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.58%)	[167]
5 Years	rr_AverageAnnualReturnYear05	none	[167]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[167]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2030 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[168]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	96
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	184
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 445
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.37%
Annual Return 2017	rr_AnnualReturn2017	18.77%
Annual Return 2018	rr_AnnualReturn2018	(3.97%)
Annual Return 2019	rr_AnnualReturn2019	20.52%
Annual Return 2020	rr_AnnualReturn2020	13.22%
Annual Return 2021	rr_AnnualReturn2021	14.89%
Annual Return 2022	rr_AnnualReturn2022	(15.72%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.78%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.09%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(15.72%)
5 Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[169]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2035. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
78%
U.S. Large Cap
39%
U.S. Small Cap
10%
Real Estate
0%
International
22%
Emerging Markets
7%
Fixed Income Asset Classes
22%
U.S. Investment Grade Aggregate Bonds
20%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[170]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.72% Lowest Quarter: March 31, 2020 -13.59% Year-to-date total return as of March 31, 2023 is +5.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.99%)	[171]
5 Years	rr_AverageAnnualReturnYear05	4.63%	[171]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[171]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Dynamic Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.76%)	[172]
5 Years	rr_AverageAnnualReturnYear05	none	[172]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[172]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2035 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[173]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	239
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 582
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.54%
Annual Return 2017	rr_AnnualReturn2017	20.27%
Annual Return 2018	rr_AnnualReturn2018	(4.08%)
Annual Return 2019	rr_AnnualReturn2019	21.01%
Annual Return 2020	rr_AnnualReturn2020	14.05%
Annual Return 2021	rr_AnnualReturn2021	15.58%
Annual Return 2022	rr_AnnualReturn2022	(16.05%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.08%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.08%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.05%)
5 Years	rr_AverageAnnualReturnYear05	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[174]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2040. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
83%
U.S. Large Cap
41%
U.S. Small Cap
10%
Real Estate
0%
International
25%
Emerging Markets
7%
Fixed Income Asset Classes
17%
U.S. Investment Grade Aggregate Bonds
15%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[175]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.86% Lowest Quarter: March 31, 2020 -14.95% Year-to-date total return as of March 31, 2023 is +5.28%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.56%)	[176]
5 Years	rr_AverageAnnualReturnYear05	4.97%	[176]
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%	[176]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Dynamic Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.97%)	[177]
5 Years	rr_AverageAnnualReturnYear05	none	[177]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[177]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2040 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[178]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	96
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	184
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 445
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.61%
Annual Return 2017	rr_AnnualReturn2017	21.03%
Annual Return 2018	rr_AnnualReturn2018	(4.46%)
Annual Return 2019	rr_AnnualReturn2019	21.71%
Annual Return 2020	rr_AnnualReturn2020	13.15%
Annual Return 2021	rr_AnnualReturn2021	16.51%
Annual Return 2022	rr_AnnualReturn2022	(16.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.28%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.28%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.51%)
5 Years	rr_AverageAnnualReturnYear05	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[179]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2045. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
88%
U.S. Large Cap
43%
U.S. Small Cap
11%
Real Estate
0%
International
26%
Emerging Markets
8%
Fixed Income Asset Classes
12%
U.S. Investment Grade Aggregate Bonds
10%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[180]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +13.58% Lowest Quarter: March 31, 2020 -16.34% Year-to-date total return as of March 31, 2023 is +5.46%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.84%)	[181]
5 Years	rr_AverageAnnualReturnYear05	5.16%	[181]
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%	[181]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Dynamic Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.20%)	[182]
5 Years	rr_AverageAnnualReturnYear05	none	[182]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[182]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2045 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[183]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	330
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 807
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.93%
Annual Return 2017	rr_AnnualReturn2017	21.34%
Annual Return 2018	rr_AnnualReturn2018	(4.87%)
Annual Return 2019	rr_AnnualReturn2019	22.02%
Annual Return 2020	rr_AnnualReturn2020	13.54%
Annual Return 2021	rr_AnnualReturn2021	17.58%
Annual Return 2022	rr_AnnualReturn2022	(16.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.34%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.35%)
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[184]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2050. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
94%
U.S. Large Cap
45%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
6%
U.S. Investment Grade Aggregate Bonds
6%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[185]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.20% Lowest Quarter: March 31, 2020 -17.06% Year-to-date total return as of March 31, 2023 is +5.60%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.97%)	[186]
5 Years	rr_AverageAnnualReturnYear05	5.26%	[186]
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%	[186]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Dynamic Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.43%)	[187]
5 Years	rr_AverageAnnualReturnYear05	none	[187]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[187]
(Allspring Target Date Retirement Funds - Class R6) | (Allspring Dynamic Target 2050 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.14%	[188]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	139
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 672
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.84%
Annual Return 2017	rr_AnnualReturn2017	21.42%
Annual Return 2018	rr_AnnualReturn2018	(5.02%)
Annual Return 2019	rr_AnnualReturn2019	22.12%
Annual Return 2020	rr_AnnualReturn2020	13.55%
Annual Return 2021	rr_AnnualReturn2021	18.69%
Annual Return 2022	rr_AnnualReturn2022	(16.43%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.60%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.60%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.43%)
5 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[189]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
[The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The “Today” designation in the Fund’s name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 40% and 60%, respectively.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
At their discretion, the Fund’s portfolio managers may make changes to the Fund’s asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
40%
U.S. Large Cap
19%
U.S. Small Cap
5%
Real Estate
3%
International
10%
Emerging Markets
3%
Fixed Income Asset Classes
60%
U.S. Investment Grade Aggregate Bonds
49%
U.S. TIPs
5%
U.S. High Yield Corporate Bonds
3%
Emerging Market Bonds
3%
[190]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +7.98% Lowest Quarter: June 30, 2022 -8.19% Year-to-date total return as of March 31, 2023 is +3.37%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.17%)	[191]
5 Years	rr_AverageAnnualReturnYear05	2.33%	[191]
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%	[191]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Dynamic Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.70%)	[192]
5 Years	rr_AverageAnnualReturnYear05	none	[192]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[192]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[193]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	270
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	507
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,189
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	5.17%
Annual Return 2017	rr_AnnualReturn2017	10.89%
Annual Return 2018	rr_AnnualReturn2018	(2.37%)
Annual Return 2019	rr_AnnualReturn2019	14.76%
Annual Return 2020	rr_AnnualReturn2020	9.70%
Annual Return 2021	rr_AnnualReturn2021	8.13%
Annual Return 2022	rr_AnnualReturn2022	(15.08%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.37%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.37%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
1 Year	rr_AverageAnnualReturnYear01	(15.08%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.38%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target Today Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(8.88%)
5 Years	rr_AverageAnnualReturnYear05	1.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[194]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
%
U.S. Large Cap
%
International
%
U.S. Small Cap
%
Emerging Markets
%
Real Estate
%
Fixed Income Asset Classes
%
U.S. Investment Grade Aggregate Bonds
%
Emerging Market Bonds
%
U.S. High Yield Corporate Bonds
%
U.S. TIPs
%
[195]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.26% Lowest Quarter: March 31, 2020 -16.95% Year-to-date total return as of March 31, 2023 is +5.64%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.97%)	[196]
5 Years	rr_AverageAnnualReturnYear05	5.31%	[196]
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%	[196]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.45%)	[197]
5 Years	rr_AverageAnnualReturnYear05	none	[197]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[197]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[198]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	436
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	848
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,998
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	7.87%
Annual Return 2017	rr_AnnualReturn2017	21.16%
Annual Return 2018	rr_AnnualReturn2018	(5.55%)
Annual Return 2019	rr_AnnualReturn2019	21.78%
Annual Return 2020	rr_AnnualReturn2020	13.79%
Annual Return 2021	rr_AnnualReturn2021	18.24%
Annual Return 2022	rr_AnnualReturn2022	(16.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.64%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.26%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.61%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.86%)
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2055 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.68%)
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[199]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2060. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
%
U.S. Large Cap
%
International
%
U.S. Small Cap
%
Emerging Markets
%
Real Estate
%
Fixed Income Asset Classes
%
U.S. Investment Grade Aggregate Bonds
%
Emerging Market Bonds
%
U.S. High Yield Corporate Bonds
%
U.S. TIPs
%
[200]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.10% Lowest Quarter: March 31, 2020 -17.25% Year-to-date total return as of March 31, 2023 is +5.51%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.01%)	[201],[202]
5 Years	rr_AverageAnnualReturnYear05	5.35%	[201],[202]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[201],[202]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Dynamic Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.45%)	[203]
5 Years	rr_AverageAnnualReturnYear05	none	[203]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[203]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[204]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,010
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,371
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	7.99%
Annual Return 2017	rr_AnnualReturn2017	21.18%
Annual Return 2018	rr_AnnualReturn2018	(5.43%)
Annual Return 2019	rr_AnnualReturn2019	21.76%
Annual Return 2020	rr_AnnualReturn2020	13.10%
Annual Return 2021	rr_AnnualReturn2021	18.38%
Annual Return 2022	rr_AnnualReturn2022	(16.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.51%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.51%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.39%)
5 Years	rr_AverageAnnualReturnYear05	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.66%)
5 Years	rr_AverageAnnualReturnYear05	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2060 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.54%)
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2065. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2065 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s estimated target allocations to various underlying portfolios as of the Fund’s inception.
Target Allocation[1]
Equity Asset Classes
95%
U.S. Large Cap
46%
U.S. Small Cap
11%
Real Estate
0%
International
29%
Emerging Markets
9%
Fixed Income Asset Classes
5%
U.S. Investment Grade Aggregate Bonds
5%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
0%
Emerging Market Bonds
0%
[205]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2065 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.44%	[206]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[207]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,716
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[208]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2015. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
45%
U.S. Large Cap
22%
U.S. Small Cap
5%
Real Estate
4%
International
11%
Emerging Markets
3%
Fixed Income Asset Classes
55%
U.S. Investment Grade Aggregate Bonds
47%
U.S. TIPs
5%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[209]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +8.64% Lowest Quarter: March 31, 2020 -8.69% Year-to-date total return as of March 31, 2023 is +3.58%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.16%)	[210]
5 Years	rr_AverageAnnualReturnYear05	3.07%	[210]
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%	[210]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Dynamic Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.11%)	[211]
5 Years	rr_AverageAnnualReturnYear05	none	[211]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[211]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[212]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	683
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,611
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	5.89%
Annual Return 2017	rr_AnnualReturn2017	13.47%
Annual Return 2018	rr_AnnualReturn2018	(3.22%)
Annual Return 2019	rr_AnnualReturn2019	16.53%
Annual Return 2020	rr_AnnualReturn2020	9.37%
Annual Return 2021	rr_AnnualReturn2021	10.06%
Annual Return 2022	rr_AnnualReturn2022	(15.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.58%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.58%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(15.35%)
5 Years	rr_AverageAnnualReturnYear05	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.69%)
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2015 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.03%)
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[213]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2020. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
53%
U.S. Large Cap
25%
U.S. Small Cap
6%
Real Estate
5%
International
13%
Emerging Markets
4%
Fixed Income Asset Classes
47%
U.S. Investment Grade Aggregate Bonds
40%
U.S. TIPs
4%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[214]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +9.05% Lowest Quarter: March 31, 2020 -10.31% Year-to-date total return as of March 31, 2023 is +3.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.81%)	[215]
5 Years	rr_AverageAnnualReturnYear05	3.14%	[215]
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%	[215]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Dynamic Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.57%)	[216]
5 Years	rr_AverageAnnualReturnYear05	none	[216]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[216]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[217]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	220
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	405
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 939
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	6.78%
Annual Return 2017	rr_AnnualReturn2017	15.10%
Annual Return 2018	rr_AnnualReturn2018	(3.41%)
Annual Return 2019	rr_AnnualReturn2019	17.75%
Annual Return 2020	rr_AnnualReturn2020	9.62%
Annual Return 2021	rr_AnnualReturn2021	11.56%
Annual Return 2022	rr_AnnualReturn2022	(16.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +3.93%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.28%)
5 Years	rr_AverageAnnualReturnYear05	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.52%)
5 Years	rr_AverageAnnualReturnYear05	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2020 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.59%)
5 Years	rr_AverageAnnualReturnYear05	2.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[218]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2025. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
61%
U.S. Large Cap
29%
U.S. Small Cap
7%
Real Estate
4%
International
16%
Emerging Markets
5%
Fixed Income Asset Classes
39%
U.S. Investment Grade Aggregate Bonds
33%
U.S. TIPs
3%
U.S. High Yield Corporate Bonds
2%
Emerging Market Bonds
1%
[219]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +10.76% Lowest Quarter: March 31, 2020 -11.66% Year-to-date total return as of March 31, 2023 is +4.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.13%)	[220]
5 Years	rr_AverageAnnualReturnYear05	3.75%	[220]
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%	[220]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Dynamic Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.13%)	[221]
5 Years	rr_AverageAnnualReturnYear05	none	[221]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[221]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[222]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,027
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	6.96%
Annual Return 2017	rr_AnnualReturn2017	16.84%
Annual Return 2018	rr_AnnualReturn2018	(4.26%)
Annual Return 2019	rr_AnnualReturn2019	18.92%
Annual Return 2020	rr_AnnualReturn2020	11.38%
Annual Return 2021	rr_AnnualReturn2021	13.50%
Annual Return 2022	rr_AnnualReturn2022	(16.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.66%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.30%)
5 Years	rr_AverageAnnualReturnYear05	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.55%)
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2025 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.59%)
5 Years	rr_AverageAnnualReturnYear05	2.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[223]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2030. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
71%
U.S. Large Cap
35%
U.S. Small Cap
9%
Real Estate
2%
International
19%
Emerging Markets
6%
Fixed Income Asset Classes
29%
U.S. Investment Grade Aggregate Bonds
26%
U.S. TIPs
1%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[224]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.02% Lowest Quarter: March 31, 2020 -13.08% Year-to-date total return as of March 31, 2023 is +4.68%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Inflation-Indexed Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Real Estate Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.96%)	[225]
5 Years	rr_AverageAnnualReturnYear05	4.17%	[225]
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%	[225]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Dynamic Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.58%)	[226]
5 Years	rr_AverageAnnualReturnYear05	none	[226]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[226]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[227]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 873
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	7.37%
Annual Return 2017	rr_AnnualReturn2017	18.49%
Annual Return 2018	rr_AnnualReturn2018	(4.36%)
Annual Return 2019	rr_AnnualReturn2019	20.11%
Annual Return 2020	rr_AnnualReturn2020	12.90%
Annual Return 2021	rr_AnnualReturn2021	14.58%
Annual Return 2022	rr_AnnualReturn2022	(16.01%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.68%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.68%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.08%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.01%)
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.39%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2030 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.32%)
5 Years	rr_AverageAnnualReturnYear05	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[228]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2035. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
78%
U.S. Large Cap
39%
U.S. Small Cap
10%
Real Estate
0%
International
22%
Emerging Markets
7%
Fixed Income Asset Classes
22%
U.S. Investment Grade Aggregate Bonds
20%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[229]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.64% Lowest Quarter: March 31, 2020 -13.66% Year-to-date total return as of March 31, 2023 is +4.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.99%)	[230]
5 Years	rr_AverageAnnualReturnYear05	4.63%	[230]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[230]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Dynamic Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.76%)	[231]
5 Years	rr_AverageAnnualReturnYear05	none	[231]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[231]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[232]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	432
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,005
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	7.54%
Annual Return 2017	rr_AnnualReturn2017	19.98%
Annual Return 2018	rr_AnnualReturn2018	(4.47%)
Annual Return 2019	rr_AnnualReturn2019	20.60%
Annual Return 2020	rr_AnnualReturn2020	13.73%
Annual Return 2021	rr_AnnualReturn2021	15.27%
Annual Return 2022	rr_AnnualReturn2022	(16.33%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +4.98%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.98%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.66%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.33%)
5 Years	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.68%)
5 Years	rr_AverageAnnualReturnYear05	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2035 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.46%)
5 Years	rr_AverageAnnualReturnYear05	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[233]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2040. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
83%
U.S. Large Cap
41%
U.S. Small Cap
10%
Real Estate
0%
International
25%
Emerging Markets
7%
Fixed Income Asset Classes
17%
U.S. Investment Grade Aggregate Bonds
15%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[234]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +12.78% Lowest Quarter: March 31, 2020 -15.02% Year-to-date total return as of March 31, 2023 is +5.18%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.56%)	[235]
5 Years	rr_AverageAnnualReturnYear05	4.97%	[235]
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%	[235]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Dynamic Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.97%)	[236]
5 Years	rr_AverageAnnualReturnYear05	none	[236]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[236]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[237]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 873
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	7.61%
Annual Return 2017	rr_AnnualReturn2017	20.75%
Annual Return 2018	rr_AnnualReturn2018	(4.83%)
Annual Return 2019	rr_AnnualReturn2019	21.33%
Annual Return 2020	rr_AnnualReturn2020	12.83%
Annual Return 2021	rr_AnnualReturn2021	16.19%
Annual Return 2022	rr_AnnualReturn2022	(16.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.18%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.18%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.02%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.80%)
5 Years	rr_AverageAnnualReturnYear05	4.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.32%)
5 Years	rr_AverageAnnualReturnYear05	2.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2040 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.72%)
5 Years	rr_AverageAnnualReturnYear05	3.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[238]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2045. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
88%
U.S. Large Cap
43%
U.S. Small Cap
11%
Real Estate
0%
International
26%
Emerging Markets
8%
Fixed Income Asset Classes
12%
U.S. Investment Grade Aggregate Bonds
10%
U.S. TIPs
0%
U.S. High Yield Corporate Bonds
1%
Emerging Market Bonds
1%
[239]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +13.50% Lowest Quarter: March 31, 2020 -16.40% Year-to-date total return as of March 31, 2023 is +5.46%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.84%)	[240]
5 Years	rr_AverageAnnualReturnYear05	5.16%	[240]
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%	[240]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Dynamic Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.20%)	[241]
5 Years	rr_AverageAnnualReturnYear05	none	[241]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[241]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[242]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,221
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	7.93%
Annual Return 2017	rr_AnnualReturn2017	21.06%
Annual Return 2018	rr_AnnualReturn2018	(5.24%)
Annual Return 2019	rr_AnnualReturn2019	21.62%
Annual Return 2020	rr_AnnualReturn2020	13.21%
Annual Return 2021	rr_AnnualReturn2021	17.27%
Annual Return 2022	rr_AnnualReturn2022	(16.64%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.64%)
5 Years	rr_AverageAnnualReturnYear05	4.99%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.10%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2045 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.56%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[243]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, U.S. investment grade corporate bonds, U.S. below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues.
The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2050. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.
The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.
The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Allspring Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation.
Portfolio Asset Allocation
The following table provides the Fund’s target allocations to various asset classes as of July 1, 2023.
Target Allocation[1]
Equity Asset Classes
%
U.S. Large Cap
%
International
%
U.S. Small Cap
%
Emerging Markets
%
Real Estate
%
Fixed Income Asset Classes
%
U.S. Investment Grade Aggregate Bonds
%
Emerging Market Bonds
%
U.S. High Yield Corporate Bonds
%
U.S. TIPs
%
[244]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +14.12% Lowest Quarter: March 31, 2020 -17.13% Year-to-date total return as of March 31, 2023 is +5.61%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Target Date Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.97%)	[245]
5 Years	rr_AverageAnnualReturnYear05	5.26%	[245]
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%	[245]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Dynamic Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.43%)	[246]
5 Years	rr_AverageAnnualReturnYear05	none	[246]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[246]
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[247]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,092
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2016	rr_AnnualReturn2016	7.84%
Annual Return 2017	rr_AnnualReturn2017	21.14%
Annual Return 2018	rr_AnnualReturn2018	(5.39%)
Annual Return 2019	rr_AnnualReturn2019	21.70%
Annual Return 2020	rr_AnnualReturn2020	13.22%
Annual Return 2021	rr_AnnualReturn2021	18.37%
Annual Return 2022	rr_AnnualReturn2022	(16.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +5.61%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(16.80%)
5 Years	rr_AverageAnnualReturnYear05	5.12%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.32%)
5 Years	rr_AverageAnnualReturnYear05	3.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022
(Allspring Target Date Retirement Funds - Administrator Class) | (Allspring Dynamic Target 2050 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.67%)
5 Years	rr_AverageAnnualReturnYear05	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2022

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[2]
1.	Target allocations may total more or less than 100% due to rounding.

[3]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[5]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[6]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[7]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[8]
1.	Target allocations may total more or less than 100% due to rounding.

[9]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[10]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[11]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[12]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[13]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[14]
1.	Target allocations may total more or less than 100% due to rounding.

[15]
2.	The inception date of the index is May 31, 2016.

[16]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[17]
3.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[18]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[19]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[20]
1.	Target allocations may total more or less than 100% due to rounding.

[21]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[22]
1.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[23]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[24]
1.	Target allocations may total more or less than 100% due to rounding.

[25]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[26]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[27]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[28]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[29]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[30]
1.	Target allocations may total more or less than 100% due to rounding.

[31]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[32]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[33]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[34]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[35]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[36]
1.	Target allocations may total more or less than 100% due to rounding.

[37]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[38]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[39]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[40]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[41]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[42]
1.	Target allocations may total more or less than 100% due to rounding.

[43]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[44]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[45]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[46]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[47]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[48]
1.	Target allocations may total more or less than 100% due to rounding.

[49]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[50]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[51]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[52]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[53]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[54]
1.	Target allocations may total more or less than 100% due to rounding.

[55]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[56]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[57]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[58]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[59]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[60]
1.	Target allocations may total more or less than 100% due to rounding.

[61]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[62]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[63]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[64]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[65]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[66]
1.	Target allocations may total more or less than 100% due to rounding.

[67]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[68]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[69]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[70]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.59% for Class A and 1.34% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[71]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[72]
1.	Target allocations may total more or less than 100% due to rounding.

[73]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[74]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[75]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[76]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[77]
1.	Target allocations may total more or less than 100% due to rounding.

[78]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[79]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[80]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[81]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[82]
1.	Target allocations may total more or less than 100% due to rounding.

[83]
2.	The inception date of the index is May 31, 2016.

[84]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[85]
3.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[86]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[87]
1.	Target allocations may total more or less than 100% due to rounding.

[88]
1.	Expenses are based on estimated amounts for the current fiscal year.

[89]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[90]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[91]
1.	Target allocations may total more or less than 100% due to rounding.

[92]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[93]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[94]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[95]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[96]
1.	Target allocations may total more or less than 100% due to rounding.

[97]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[98]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[99]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[100]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[101]
1.	Target allocations may total more or less than 100% due to rounding.

[102]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[103]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[104]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[105]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[106]
1.	Target allocations may total more or less than 100% due to rounding.

[107]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[108]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[109]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[110]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[111]
1.	Target allocations may total more or less than 100% due to rounding.

[112]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[113]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[114]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[115]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[116]
1.	Target allocations may total more or less than 100% due to rounding.

[117]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[118]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[119]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[120]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[121]
1.	Target allocations may total more or less than 100% due to rounding.

[122]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[123]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[124]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[125]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[126]
1.	Target allocations may total more or less than 100% due to rounding.

[127]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[128]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[129]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[130]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[131]
1.	Target allocations may total more or less than 100% due to rounding.

[132]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[133]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[134]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[135]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[136]
1.	Target allocations may total more or less than 100% due to rounding.

[137]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[138]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[139]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[140]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[141]
1.	Target allocations may total more or less than 100% due to rounding.

[142]
2.	The inception date of the index is May 31, 2016.

[143]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[144]
3.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[145]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[146]
1.	Target allocations may total more or less than 100% due to rounding.

[147]
1.	Expenses are based on estimated amounts for the current fiscal year.

[148]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[149]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[150]
1.	Target allocations may total more or less than 100% due to rounding.

[151]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[152]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[153]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[154]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[155]
1.	Target allocations may total more or less than 100% due to rounding.

[156]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[157]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[158]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[159]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[160]
1.	Target allocations may total more or less than 100% due to rounding.

[161]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[162]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[163]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[164]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[165]
1.	Target allocations may total more or less than 100% due to rounding.

[166]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[167]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[168]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[169]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[170]
1.	Target allocations may total more or less than 100% due to rounding.

[171]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[172]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[173]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[174]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[175]
1.	Target allocations may total more or less than 100% due to rounding.

[176]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[177]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[178]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[179]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[180]
1.	Target allocations may total more or less than 100% due to rounding.

[181]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[182]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[183]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[184]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[185]
1.	Target allocations may total more or less than 100% due to rounding.

[186]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[187]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[188]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[189]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[190]
1.	Target allocations may total more or less than 100% due to rounding.

[191]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[192]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[193]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[194]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[195]
1.	Target allocations may total more or less than 100% due to rounding.

[196]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[197]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[198]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[199]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[200]
1.	Target allocations may total more or less than 100% due to rounding.

[201]
2.	The inception date of the index is May 31, 2016.

[202]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[203]
3.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[204]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[205]
1.	Target allocations may total more or less than 100% due to rounding.

[206]
1.	Expenses are based on estimated amounts for the current fiscal year.

[207]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[208]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[209]
1.	Target allocations may total more or less than 100% due to rounding.

[210]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[211]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[212]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[213]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[214]
1.	Target allocations may total more or less than 100% due to rounding.

[215]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[216]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[217]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[218]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[219]
1.	Target allocations may total more or less than 100% due to rounding.

[220]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[221]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[222]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[223]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[224]
1.	Target allocations may total more or less than 100% due to rounding.

[225]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[226]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[227]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[228]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[229]
1.	Target allocations may total more or less than 100% due to rounding.

[230]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[231]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[232]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[233]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[234]
1.	Target allocations may total more or less than 100% due to rounding.

[235]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[236]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[237]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[238]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[239]
1.	Target allocations may total more or less than 100% due to rounding.

[240]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[241]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[242]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[243]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[244]
1.	Target allocations may total more or less than 100% due to rounding.

[245]
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[246]
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

[247]
2.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.